Loans payable (Disclosure of detailed information about Executive loans) (Details) - CAD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about borrowings [line items]
Unrealized foreign exchange	$ (49,193)	$ 270,644	$ 15,966
Executive Loans [Member]
Disclosure of detailed information about borrowings [line items]
Principal opening balance	0	87,186
Addition loan	60,626	0
Net repayments	(60,626)	(119,281)
Unrealized foreign exchange	0	32,095
Principal ending balance	$ 0	$ 0	$ 87,186